Investments Accounted for Using the Equity Method - Additional Information (Details) - JPY (¥)		12 Months Ended
	Apr. 01, 2016	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of associates [line items]
Gain on divestment of business to Teva Takeda Yakuhin (Note 14)		¥ 82,975,000,000	¥ 134,100,000,000	¥ 115,363,000,000
Equity method investment - impairment losses		117,890,000,000	104,753,000,000
Share of impairment losses		50,183,000,000	35,725,000,000
Dividends received from equity method investments		¥ 0	¥ 4,159,000,000
Teva Takeda Pharma Ltd.
Disclosure of associates [line items]
Ownership percentage	49.00%	49.00%
Book value of disposed business	¥ 3,755,000,000
Gain on divestment of business to Teva Takeda Yakuhin (Note 14)				¥ 115,363,000,000
Deferred gain on disposal of business	¥ 102,899,000,000
Deferred gain, term of recognition	15 years